Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Product Information [Line Items]
Schedule of Intangible Assets and Goodwill [Table Text Block]

	June 30, 2020	December 31, 2019
Intangibles with finite lives:
Intellectual property	$2,101	$2,101
Website - qurr.com	380	380
Less: accumulated amortization – intellectual property	(1,310)	(1,205)
Less: accumulated amortization - website	(380)	(380)
Total intangible assets, net	$791	$896

	December 31, 2019	December 31, 2018
Intangibles with finite lives:
Intellectual property	$2,101	$2,101
Website - qurr.com	380	380
Less: accumulated amortization - intellectual property	(1,205)	(994)
Less: accumulated amortization - website	(380)	(242)
Total intangibles with finite lives	896	1,245
Intangibles with indefinite lives	—	—
Total intangible assets, net	$896	$1,245

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(In thousand $)
Years Ended December 31,	Amount
2020	$210
2021	210
2022	210
2023	210
2024	56
Total	$896

Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]

	As Reported December 31, 2018	Adoption of ASC 842	Balance January 1, 2019
Operating lease right-of-use asset	$—	$236	$236
Total assets	$4,455	$236	$4,691
Current liabilities	$1,634	$53	$1,687
Non-current portion of operation lease liability	$—	$193	$193
Total liabilities	$1,634	$246	$1,880

Disaggregation of Revenue [Table Text Block]
Our net revenues by product type are presented below for the three months ended June 30, 2020 and 2019.

	Three months ended
Product Type	June 30, 2020	June 30, 2019
MYOS Canine Muscle Formula®(1)	$261	$89
Yolked®(2)	53	53
Longevity (includes Qurr®(3) and Physician Muscle Health Formula(4) brands)	4	12
White Label(5)	11	—
Total Net Revenues	$329	$154
Our net revenues by product type are presented below for the six months ended June 30, 2020 and 2019.

	Six months ended
Product Type	June 30, 2020	June 30, 2019
MYOS Canine Muscle Formula®(1)	$477	$150
Yolked®(2)	104	121
Longevity (includes Qurr®(3) and Physician Muscle Health Formula(4) brands)	10	32
White Label(5)	28	—
Total Net Revenues	$619	$303
__________________
(1)Launched in June 2018
(2)Launched in March 2018
(3)Launched in March 2017
(4)Launched in May 2016; relaunched December 2019
(5)Launched in December 2019

	Years ended
Product Type	December 31, 2019	December 31, 2018
MYOS Canine Muscle Formula®(1)	$476	$44
Yolked®(2)	284	117
White label(3)	222	—
Qurr®(4)	40	175
Physician Muscle Health Formula(5)	10	24
Total Net Revenues	$1,032	$360
__________________
(1)MYOS Canine Muscle Formula® launched in June 2018
(2)Yolked® launched in March 2018
(3)White label Fortetropin® blend we produce as it is ordered
(4)Qurr® launched in June 2017
(5)Fortetropin® blend for physicians

Accounts Receivable [Member]
Product Information [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31,
	2019	2018
Major Customer	$83	$77
Direct-to-consumer	5	1
Allowance for doubtful accounts	(83)	—
Accounts receivable, net	$5	$78

Customer Concentration Risk [Member]
Product Information [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31,
	2019	2018
Significant Customer	20%	21%